Long-Term Investments - Schedule of Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity method investments, percent voting shares held
Equity method investments, carrying value	$ 7,853	$ 8,150
Mechel Somani Carbon (Mining segment) [Member]
Equity method investments, percent voting shares held	51.00%	51.00%
Equity method investments, carrying value	560	528
TPTU (Mining segment) [Member]
Equity method investments, percent voting shares held	40.00%	40.00%
Equity method investments, carrying value	4,376	4,323
TRMZ (Mining segment) [Member]
Equity method investments, percent voting shares held	25.00%	25.00%
Equity method investments, carrying value	2,539	2,324
RIKT (Mining segment) [Member]
Equity method investments, percent voting shares held		36.00%
Equity method investments, carrying value		975
BWS Bewehrungsstahl GmbH (Steel segment) [Member]
Equity method investments, percent voting shares held	36.00%
Equity method investments, carrying value	$ 378